Property, Plant and Equipment, Net and Right-of-Use Assets - Summary of Group Recognized Assets And Liabilities For Right-Of-Use (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2019 PEN (S/)
Disclosure of quantitative information about right-of-use assets [line items]
Addition of liabilities for right-of-use	S/ 101,745
Depreciation charge	(22,958)
Translations adjustments	26
Net final carrying amount	78,813
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	101,771
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	(22,958)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Addition of liabilities for right-of-use	63,479
Depreciation charge	(7,541)
Translations adjustments	26
Net final carrying amount	55,964
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	63,505
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	(7,541)
Machinery And Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Addition of liabilities for right-of-use	18,597
Depreciation charge	(6,899)
Net final carrying amount	11,698
Machinery And Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	18,597
Machinery And Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	(6,899)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Addition of liabilities for right-of-use	19,669
Depreciation charge	(8,518)
Net final carrying amount	11,151
Vehicles [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	19,669
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	S/ (8,518)